Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($) billionBarrels Exchange_Rate MMBbls	Dec. 31, 2022 MXN ($) billionBarrels Exchange_Rate MMBbls	Dec. 31, 2021 MXN ($) Exchange_Rate billionBarrels MMBbls	Dec. 31, 2020 MXN ($) Exchange_Rate billionBarrels	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		$ (4,302,912)	$ (83,538,021,000)	$ (1,210,595,000)	$ (36,353,700,000)
Millions of barrels of crude oil MMBPCE | MMBbls		474.96	474.96	683.83
Impairment or reversal of impairment of fixed assets			$ 212,541,057,000	$ 192,230,147,000	$ 197,332,486,000
Subsequent event
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in reserves	0.305
Positive tax effect due to lower income in reserves	$ 4,943,649,000
Cash generating units of fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate					9.51%
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount			$ 17,568,491,000	$ 13,361,080,000
Exchange rate | Exchange_Rate		19.4143	19.4143	20.5835	19.9478
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			$ (60,438,070,000)	$ 34,562,831,000	$ 35,031,541,000
Total			(60,438,070,000)	34,562,831,000	35,031,541,000
Negative effect from decrease in production			258,263,054,000
Exchange rate						18.8452
Positive effect from decrease in production			157,896,123,000	143,823,094,000	$ 50,763,557,000
Positive effect due to increase decrease in discount rate			$ 52,553,703,000	$ 624,875,000
Pre-tax discount rate		9.31%	9.31%	6.89%	6.23%	6.18%
Decrease in production				$ 34,944,968,000
Higher transportation and distribution costs				67,992,525,000
Negative tax effect due to higher income				18,119,284,000
Effect of increase decrease in volume of crude oil					$ 33,784,306,000
Positive effect due to increase decrease in exchange rate amount					3,844,410,000
Increase in discount rate					74,428,069,000
Impairment or reversal of impairment of fixed assets			$ 226,574,049,000	$ 376,570,683,000	$ 301,905,067,000
Useful life		25 years	25 years
Production forecast | billionBarrels		7,078,000	7,078,000	7,341,000	6,731,000
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			$ (25,615,351,000)	$ (32,153,192,000)	$ (71,761,571,000)
Total			$ (25,615,351,000)	$ (32,153,192,000)	$ (71,761,571,000)
Exchange rate		0.1416	0.1416	0.0945	0.1083
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate | Exchange_Rate		19.4143	19.4143	20.5835	19.9487
Pre-tax discount rate		14.16%	14.16%	9.45%	10.83%
Percentage of decrease in discount rate					1994.87%	1884.52%
Pemex Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate | Exchange_Rate		19.4143	19.4143	20.5835	19.9487
Pre-tax discount rate		13.20%	13.20%	10.15%	9.76%
Percentage of increase in discount rate					0.46%
Pemex Industrial Transformation | Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate | Exchange_Rate		19.4143	19.4143	20.5835	19.9487
Pre-tax discount rate		10.73%	10.73%	8.63%	9.76%
Percentage of increase in discount rate					1.15%
Pemex Industrial Transformation | Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate | Exchange_Rate		19.4143	19.4143	20.5835	19.9487
Pre-tax discount rate		10.73%	10.73%	8.63%	8.29%
Percentage of increase in discount rate					0.26%
Pemex Industrial Transformation | Refined petroleum products
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate					0.64%
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			$ 2,121,045,000	$ (3,161,108,000)	$ 426,560,000
Pre-tax discount rate		12.73%	12.73%	12.57%	11.97%
Impairment or reversal of impairment of fixed assets			$ (2,121,045,000)	$ 3,161,108,000	$ (426,560,000)
Pemex Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			0	0	$ (92,444,000)
Exchange rate | Exchange_Rate					19.9487
Pre-tax discount rate					9.51%
Cantarell CGU, ATG, Ixtal Manik, Antonio J. Bermudez, Chuc | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Negative effect from decrease in production			$ 160,892,540,000
Drilling equipment | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				$ 2,189,440,000